UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23219

USQ Core Real Estate Fund
 (Exact name of registrant as specified in charter)

235 Whitehorse Lane, Suite 200
Kennett Square, PA 19348
(Address of principal executive offices) (Zip code)

Union Square Capital Partners, LLC
235 Whitehorse Lane, Suite 200
Kennett Square, PA 19348
 (Name and address of agent for service)

(484) 731-3101
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

USQ Core Real Estate Fund	Schedule of Investments
	June 30, 2018 (Unaudited)

Description	Shares	Fair Value
Real Estate Investments - 92.3%
Private Equity Real Estate Funds - 86.2%* (1)(2)
AEW Core Property Trust (U.S.), Inc.	1,168	$1,181,468
American Core Realty Fund, LP	9	1,192,371
ASB Allegiance Real Estate Fund, LP	833	1,205,346
Barings Core Property Fund, LP	9,198	1,188,563
Bentall Kennedy Daily Value Fund - Class F	13,345	139,608
BlackRock US Core Property Fund, LP (3)	0	1,216,987
CBRE US Core Partners, LP	2,458,147	3,473,728
Clarion Lion Properties Fund, LP	1,670	2,471,032
GRE US Property Fund, LP (4)	0	1,205,087
MEPT Edgemoor, LP	590	1,217,777
PRISA, LP	2,133	3,409,486
RREEF America REIT II, Inc.	9,760	1,201,533
Smart Markets Fund, LP	2,222	3,422,133
UBS Trumbull Property Fund, LP	107	1,204,260
Total Private Equity Real Estate Funds (Cost $22,771,349)		23,729,379

Exchange Traded Funds - 6.1%
Vanguard REIT ETF	20,780	1,692,531
Total Exchange Traded Funds (Cost $1,632,489)
Total Real Estate Investments (Cost $24,403,838)		25,421,910

Short-Term Investments - 7.5%
Money Market Fund - 7.5%
Invesco Government & Agency - Institutional Shares, 1.80% (5)	2,061,276	2,061,276
Total Short-Term Investments (Cost $2,061,276)

Total Investments - 99.8% (Cost $26,465,114)		$27,483,186
Other Assets, Less Liabilities - 0.2%		45,709
Net Assets - 100.0%		$27,528,895

Percentages are stated as a percent of net assets.

LP - Limited Partnership
REIT - Real Estate Investment Trust
ETF - Exchange Traded Funds
(1)	Fair value estimated using Fair Valuation Procedures adopted by the Board of Trustees as discussed in the below notes.
(2)	Securities considered illiquid. As of June 30, 2018, the value of these investments was $23,729,379 or 86.2% of total net assets.
(3)	Partnership is not designated in units. The Fund owns approximately 0.06% at June 30, 2018.
(4)	Partnership is not designated in units. The Fund owns approximately 0.10% at June 30, 2018.
(5)	Rate reflects seven-day effective yield on June 30, 2018.

USQ Core Real Estate Fund		Schedule of Investments
		June 30, 2018 (Unaudited)
* Additional Information on Investments in Private Investment Funds:

Fair Value	Security	Redemption Frequency	Redemption Notice (Days)**		Unfunded Commitments as of June 30, 2018
$ 1,181,468	AEW Core Property Trust (U.S.), Inc.	Quarterly	45		$ 0
1,192,371	American Core Realty Fund, LP	Quarterly	10		0
1,205,346	ASB Allegiance Real Estate Fund, LP	Quarterly	30		0
1,188,563	Barings Core Property Fund, LP	Quarterly	30		0
139,608	Bentall Kennedy Daily Value Fund - Class F	Daily	N/A	***	0
1,216,987	BlackRock US Core Property Fund, LP	Quarterly	60		0
3,473,728	CBRE US Core Partners, LP	Quarterly	60		100,000
2,471,032	Clarion Lion Properties Fund, LP	Quarterly	90		0
1,205,087	GRE US Property Fund, LP	Quarterly	90		0
1,217,777	MEPT Edgemoor, LP	Quarterly	N/A	****	0
0	MetLife Core Property Fund, LP	Quarterly	60		1,160,000
3,409,486	PRISA, LP	Quarterly	90		0
1,201,533	RREEF America REIT II, Inc.	Quarterly	45		0
3,422,133	Smart Markets Fund, LP	Quarterly	45		0
1,204,260	UBS Trumbull Property Fund, LP	Quarterly	60		0
0	U.S Real Property Income Fund, LP	Quarterly	90		1,200,000

** Each of the following Private Investment Funds can suspend redemptions if its respective Board deems it in the best interest of its shareholders. None of these Private Investment Funds currently have suspended redemptions.

***Daily redemptions are accepted up to an aggregate 10% of the Net Asset Value during the quarter.
**** Written notice required for redemption, no minimum timeline required.

Tax Basis

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments                                                                                            $      26,465,114
Gross unrealized appreciation                                                                                     1,018,072
Gross unrealized depreciation                                                                                                   -
Net unrealized appreciation                                                                               $        1,018,072

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Fair Value Measurements
In applying the valuation procedures described in this Valuation Policy, the Adviser maximizes the use of "observable" versus "unobservable" inputs in markets which are active or markets where there has not been a significant decrease in the volume and frequency of transactions, as stressed by ASC Topic 820. Observable inputs are defined as inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are defined as inputs that reflect the Adviser's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. To clarify observable versus unobservable inputs and increase consistency and comparability in Fair Value measurements, ASC Topic 820 establishes a Fair Value hierarchy (the "Fair Value Hierarchy") that prioritizes valuation inputs into three levels, which is utilized by the Adviser. The Fair Value Hierarchy is described below in further detail.

Level 1 - Level 1 inputs ("Level 1 Inputs") are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Adviser has the ability to access at the valuation date. As defined in ASC Topic 820, an active market ("Active Market") for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The portfolio has investments in actively traded securities and therefore are valued through the use of Level 1 Inputs in accordance with the Fair Value Hierarchy. In accordance with ASC Topic 820, when applicable Level 1 Inputs are available for a particular security, the Fair Value of the security is equal to the quoted price multiplied by the quantity held. Adjustments are not applied to the quoted price due to the size of a position relative to trading volume (i.e., blockage).

Level 2 - Level 2 inputs ("Level 2 Inputs") are inputs other than quoted prices included within Level 1 Inputs that are observable for the asset or liability, either directly or indirectly. Level 2 Inputs can include:  interests in which the Adviser has the ability to redeem its investment at NAV on the measurement date quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.); and observable market-based inputs.

Level 3 - Level 3 inputs ("Level 3 Inputs") are unobservable inputs for the asset or liability. Unobservable inputs are used in the absence of observable inputs. Level 3 Inputs reflect the Adviser's own assumptions about the assumptions that market participants would use in pricing the asset or liability. A Level 3 input includes an interest in which the Adviser does not have the ability to redeem its investment at NAV as of the measurement date (most real estate funds).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Private Equity Real Estate Funds	$-	$-	$23,729,379	$23,729,379
Exchange Traded Funds	1,692,531	-	-	1,692,531
Short Term Investments	2,061,276	-	-	2,061,276
Total	$3,753,807	$-	$23,729,379	$27,483,186

There were no transfers between Level 1, 2 and 3 during the quarter ended June 30, 2018. It is the Fund's policy to recognize transfers between levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Investments in Securities	Balance as of April 1, 2018	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of June 30, 2018
Real Estate Investments
Private Equity Real Estate Funds	$ 23,031,182	$ (3,921)	$ 325,573	$ 405,365	$(28,520)	$ -	$ -	$ 23,729,379
Total	$ 23,031,182	$ (3,921)	$ 325,573	$ 405,365	$(28,520)	$ -	$ -	$ 23,729,379

Significant unobservable valuation inputs for material Level 3 investments as of June 30, 2018 are as follows:

	Fair value at 6/30/2018	Valuation Technique	Unobservable Input(a)	Range (Weighted Average)
Private Equity Real Estate Funds	$ 23,729,379	Adjusted Net Asset Value	Private Equity Real Estate Fund Returns	1.25% - 2.50%
(a) Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in private equity real estate fund returns may increase (decrease) the fair value measurement.

Third-Party Pricing Agents
The Adviser may contract with independent, third-party pricing agents to provide primary and secondary valuation coverage.  Generally, there will be only one primary pricing agent identified for each type of security within the Fund's portfolio.

Use of Independent Brokers to Value Securities
If a security price cannot be obtained from an independent, third-party pricing agent, the Adviser shall seek to obtain a bid price from at least one independent broker.   The Adviser shall report to the Board on any use of an independent broker to value securities.

Fair Value Pricing Procedures
Securities for which market prices are not "readily available," or which cannot be valued using the methodologies described in these procedures, will be valued in accordance with the Adviser's Valuation Policy as approved by the Board.  Notwithstanding the foregoing, a security shall not be required to be fair valued in accordance with the Adviser's Valuation Policy if the aggregate impact to the Fund's NAV would be less than $0.01 if all securities that would otherwise be required to be fair valued were assumed to be worthless in a hypothetical worst-case scenario.  In such cases, the most recent available market value for such security may be used.

Use of Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingencies at the date of the financial statements. The Fund believes that these estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and comply with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Cash
Cash includes non-interest bearing non-restricted cash with one institution.

Investment Transactions
Investment security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Investment Income
Interest income is accrued and recorded on a daily basis including amortization of premiums, accretion of discounts and income earned from money market funds.

Industry Concentration
If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry.  In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund's net asset value per share.  Occasionally, market conditions, regulatory changes or other developments may negatively impact this industry, and therefore and value of the Fund's portfolio will be adversely affected.  As of June 30, 2018, the Fund had 92.35% of the value of its net assets invested within the real estate industry.

Item 2. Controls and Procedures.

(a)
The Registrant's Chief Executive Officer and Chief Operating Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) USQ Core Real Estate Fund

By (Signature and Title) /s/ S. Timothy Grugeon
                                           S. Timothy Grugeon, Chief Executive Officer

Date                                                  August 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ S. Timothy Grugeon
                                           S. Timothy Grugeon, Chief Executive Officer

Date                                                  August 2, 2018
By (Signature and Title) /s/ G. Keither Downing
                                           G. Keith Downing, Chief Operating Officer

Date                                                  August 2, 2018